Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,281,720	¥ 2,046,277
Adjustments:
Discounted unguaranteed residual value	7,470	10,278
Initial direct cost on sales type and direct financing leases	36,671	32,780
Deferred selling profit	(403,356)	(350,553)
Net investment in sales type and direct financing leases	¥ 1,922,505	¥ 1,738,782